Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Cost of revenue related to inventories	$ 186,179	$ 184,014	$ 269,226
Reversal of write-down of inventories	639	0	0
Write-down of inventories	$ 0	$ 3,059	$ 6